UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 102.7%
	Aerospace & Defense – 0.7%
8,359	General Dynamics Corporation	$ 475,544
2,886	Lockheed Martin Corporation	209,639
2,049	Precision Castparts Corporation	318,538
8,962	United Technologies Corporation	630,566
	Total Aerospace & Defense	1,634,287
	Air Freight & Logistics – 0.3%
2,810	FedEx Corporation	190,181
8,400	United Parcel Service, Inc., Class B	530,460
4,130	UTI Worldwide, Inc.	53,855
	Total Air Freight & Logistics	774,496
	Airlines – 0.1%
7,020	Ryanair Holdings PLC	180,765
4,120	Southwest Airlines Co.	33,125
	Total Airlines	213,890
	Auto Components – 0.3%
1,430	Autoliv Inc.	69,355
1,200	BorgWarner Inc.	72,636
11,160	Gentex Corporation	268,398
1,200	Johnson Controls, Inc.	31,644
4,300	Lear Corporation	184,470
	Total Auto Components	626,503
	Automobiles – 0.0%
1,390	Tesla Motors Inc.	33,902
2,120	Thor Industries, Inc.	46,958
	Total Automobiles	80,860
	Beverages – 0.2%
3,010	Brown-Forman Corporation	211,121
3,180	Hansen Natural Corporation	277,582
1,730	PepsiCo, Inc.	107,087
	Total Beverages	595,790
	Biotechnology – 5.4%
14,640	Alkermes Inc.	223,406
12,140	Amylin Pharmaceuticals Inc.	112,052
11,850	BioMarin Pharmaceutical Inc.	377,660
66,429	Celgene Corporation	4,113,284
9,600	Cubist Pharmaceuticals Inc.	339,072
3,230	Dendreon Corporation	29,070
2,290	Emergent BioSolutions, Inc.	35,335
3,210	Enzon Inc.	22,598
3,000	Exelixis, Inc.	16,380
3,780	Genomic Health, Inc.	83,084
24,710	Geron Corporation	52,385
122,724	Gilead Sciences, Inc.	4,761,691
25,978	Grifols SA	165,999
5,370	Halozyme Therapeutics, Inc.	32,972
5,470	Human Genome Sciences, Inc.	69,414
6,110	Immunogen, Inc.	66,966
9,716	Incyte Pharmaceuticals Inc.	135,733
880	Intermune, Inc.	17,776
10,290	ISIS Pharmaceuticals, Inc.	69,766
37,200	Lexicon Genetics, Inc.	34,220
7,160	MannKind Corporation	27,136
13,280	Micromet, Inc.	63,744
13,100	Myriad Genentics Inc.	245,494
5,210	Onyx Pharmaceuticals Inc.	156,352
4,750	Opko Health Inc.	20,568
5,740	Regeneron Pharmaceuticals, Inc.	334,068
12,300	Seattle Genetics, Inc.	234,438
1,310	Targacept, Inc.	19,650
3,100	Theravance Inc.	62,434
6,210	United Therapeutics Corporation	232,813
25,630	Vertex Pharmaceuticals Inc.	1,141,560
	Total Biotechnology	13,297,120
	Capital Markets – 0.3%
415	Affiliated Managers Group Inc.	32,391
1,520	Franklin Resources, Inc.	145,373
11,804	SEI Investments Company	181,546
5,972	T. Rowe Price Group Inc.	285,282
5,230	TD Ameritrade Holding Corporation	76,907
	Total Capital Markets	721,499
	Chemicals – 0.4%
2,170	Air Products & Chemicals Inc.	165,723
6,060	Ecolab Inc.	296,273
7,928	Methanex Corporation	165,220
1,180	Monsanto Company	70,847
3,500	Praxair, Inc.	327,180
	Total Chemicals	1,025,243
	Commercial Services & Supplies – 0.5%
3,900	Cintas Corporation	109,746
2,620	Copart Inc.	102,494
2,710	Iron Mountain Inc.	85,690
7,720	KAR Auction Services Inc.	93,489
1,980	Republic Services, Inc.	55,559
3,810	Rollins Inc.	71,285
10,124	Tetra Tech, Inc.	189,724
3,794	United Stationers, Inc.	103,387
4,860	Waste Connections Inc.	164,365
9,560	Waste Management, Inc.	311,274
	Total Commercial Services & Supplies	1,287,013
	Communications Equipment – 8.2%
1,440	ADTRAN, Inc.	38,102
2,850	Arris Group Inc.	29,355
613,407	Cisco Systems, Inc.	9,501,674
22,190	LM Ericsson Telefonaktiebolget, Sponsored ADR	211,915
186,824	QUALCOMM, Inc.	9,085,251
60,574	Research In Motion Limited	1,229,652
10,531	Tellabs Inc.	45,178
	Total Communications Equipment	20,141,127
	Computers & Peripherals – 18.2%
100,934	Apple, Inc., (2)	38,474,019
219,510	Dell Inc.	3,106,067
8,940	EMC Corporation	187,651
10,420	Hewlett-Packard Company	233,929
4,920	Logitech International SA	38,425
45,770	Network Appliance Inc.	1,553,434
25,200	SanDisk Corporation	1,016,820
	Total Computers & Peripherals	44,610,345
	Containers & Packaging – 0.1%
3,935	Silgan Holdings, Inc.	144,572
	Distributors – 0.2%
20,543	LKQ Corporation	496,319
	Diversified Consumer Services – 0.2%
5,882	Career Education Corporation	76,760
4,000	Education Management Corporation	59,360
1,701	ITT Educational Services, Inc.	97,944
1,307	Strayer Education Inc.	100,208
1,230	Weight Watcher’s International Inc.	71,648
	Total Diversified Consumer Services	405,920
	Diversified Financial Services – 0.1%
1,410	Moody’s Corporation	42,935
3,590	MSCI Inc., Class A Shares	108,885
	Total Diversified Financial Services	151,820
	Diversified Telecommunication Services – 0.3%
11,800	AT&T Inc.	336,536
12,270	Verizon Communications Inc.	451,536
4,133	Windstream Corporation	48,191
	Total Diversified Telecommunication Services	836,263
	Electrical Equipment – 0.0%
1,609	Woodward Governor Company	44,087
	Electronic Equipment & Instruments – 0.3%
1,010	Amphenol Corporation, Class A	41,178
3,730	Arrow Electronics, Inc.	103,619
6,050	Avnet Inc.	157,784
13,965	National Instruments Corporation	319,240
1,898	Plexus Corporation	42,933
	Total Electronic Equipment & Instruments	664,754
	Food & Staples Retailing – 1.5%
4,550	BJ’s Wholesale Club	233,142
2,490	Casey’s General Stores, Inc.	108,689
5,210	CVS Caremark Corporation	174,952
1,890	Fresh Market Inc.	72,122
20,680	Kroger Co.	454,133
1,060	PriceSmart, Inc.	66,059
14,770	Safeway Inc.	245,625
14,450	Walgreen Co.	475,261
33,070	Wal-Mart Stores, Inc.	1,716,333
1,380	Weis Markets Inc.	51,143
	Total Food & Staples Retailing	3,597,459
	Health Care Equipment & Supplies – 0.8%
4,520	Baxter International, Inc.	253,753
2,970	Becton, Dickinson and Company	217,760
7,720	Boston Scientific Corporation	45,625
1,680	C. R. Bard, Inc.	147,067
6,890	Covidien PLC	303,849
1,140	Idexx Labs Inc.	78,626
3,386	Kinetic Concepts Inc.	223,104
9,350	Medtronic, Inc.	310,794
2,590	Saint Jude Medical Inc.	93,732
3,770	Stryker Corporation	177,680
1,220	Varian Medical Systems, Inc.	63,635
2,600	Zimmer Holdings, Inc.	139,100
	Total Health Care Equipment & Supplies	2,054,725
	Health Care Providers & Services – 1.4%
1,090	Accretive Health Inc.	23,141
8,010	AmerisourceBergen Corporation	298,533
7,570	Cardinal Health, Inc.	317,032
64,627	Express Scripts, Inc.	2,395,723
5,860	McKesson HBOC Inc.	426,022
1,630	Patterson Companies, Inc.	46,667
	Total Health Care Providers & Services	3,507,118
	Health Care Technology – 0.5%
8,610	Allscripts Healthcare Solutions Inc.	155,152
11,790	Emdeon Inc., Class A	221,534
6,668	Quality Systems Inc.	646,796
1,600	SXC Health Solutions Corporation	89,120
	Total Health Care Technology	1,112,602
	Hotels Restaurants & Leisure – 1.7%
700	Carnival Corporation, ADR	21,210
3,380	Cheesecake Factory Inc.	83,317
2,730	Darden Restaurants, Inc.	116,708
14,152	McDonald’s Corporation	1,242,829
1,800	Panera Bread Company	187,092
13,800	Wynn Resorts Ltd	1,588,104
16,610	YUM! Brands, Inc.	820,368
	Total Hotels Restaurants & Leisure	4,059,628
	Household Durables – 0.0%
100	NVR Inc.	60,398
	Household Products – 0.1%
1,000	Colgate-Palmolive Company	88,680
3,780	Procter & Gamble Company	238,820
	Total Household Products	327,500
	Industrial Conglomerates – 0.1%
1,820	3M Co.	130,658
3,050	Danaher Corporation	127,917
1,410	Tyco International Ltd.	57,458
	Total Industrial Conglomerates	316,033
	Insurance – 0.0%
5,348	CNA Financial Corporation	120,170
	Internet & Catalog Retail – 5.9%
50,848	Amazon.com, Inc.	10,994,863
1,620	Hosting Site Network, Inc.	53,671
1,570	MakeMyTrip Limited	34,666
6,142	NetFlix.com Inc.	695,029
6,270	Priceline.com Incorporated	2,818,114
	Total Internet & Catalog Retail	14,596,343
	Internet Software & Services – 10.0%
8,670	AOL Inc.	104,040
31,371	Baidu.com, Inc., Sponsored ADR	3,353,874
1,490	Digital River, Inc.	30,888
150,079	eBay Inc.	4,425,830
28,756	Google Inc., Class A	14,791,508
11,240	IAC/InterActiveCorp.	444,542
4,880	j2 Global Communications, Inc.	131,272
1,450	Mercadolibre, Inc.	77,938
7,630	Netease.com, Inc.	291,161
4,420	NIC, Incorporated	50,609
5,640	Open Text Corporation	293,957
1,800	Rackspace Hosting Inc.	61,452
1,750	Sina Corporation	125,318
2,062	Sohu.com Inc.	99,388
8,461	ValueClick, Inc.	131,653
5,350	WebMD Health Corporation, Class A	161,303
	Total Internet Software & Services	24,574,733
	IT Services – 2.2%
11,560	Accenture Limited	608,981
4,520	Acxiom Corporation	48,093
28,010	Amdocs Limited	759,631
10,889	Computer Sciences Corporation	292,370
6,092	CSG Systems International Inc., (2)	77,003
1,130	Gartner Inc.	39,403
19,500	Genpact Limited	280,605
1,470	Global Payments Inc.	59,373
19,947	Henry Jack and Associates Inc.	578,064
9,871	International Business Machines Corporation (IBM)	1,727,721
8,781	ManTech International Corporation, Class A	275,548
3,990	NeuStar, Inc.	100,309
20,340	SAIC, Inc.	240,215
6,950	Sapient Corporation	70,473
2,150	Teradata Corporation	115,090
8,710	Total System Services Inc.	147,460
	Total IT Services	5,420,339

	Life Sciences Tools & Services – 0.9%
4,860	Charles River Laboratories International, Inc.	139,093
14,680	ICON plc	236,054
6,040	Luminex Corporation	133,907
5,143	Pharmaceutical Product Development Inc.	131,969
20,880	Techne Corporation	1,420,049
1,150	Thermo Fisher Scientific, Inc.	58,236
	Total Life Sciences Tools & Services	2,119,308
	Machinery – 0.4%
2,610	AGCO Corporation	90,228
5,030	CNH Global N.V.	131,987
1,270	Deere & Company	82,004
4,362	Eaton Corporation	154,851
7,290	Makita Corporation, ADR	258,431
3,696	Nordson Corporation	146,879
640	Terex Corporation	6,566
2,150	WABCO Holdings Inc.	81,399
	Total Machinery	952,345
	Marine – 0.0%
1,000	Kirby Corporation	52,640
	Media – 5.8%
228,600	Comcast Corporation, Class A	4,777,740
3,090	Comcast Corporation, Special Class A	63,932
84,396	DIRECTV Group, Inc.	3,565,731
1,140	Discovery Communications inc., Class A Shares	42,887
1,420	Dreamworks Animation SKG Inc.	25,816
6,244	Focus Media Holding, Limited	104,837
2,080	Lamar Advertising Company	35,422
710	Liberty Media Starz	45,128
208,457	News Corporation, Class A	3,224,830
23,992	News Corporation, Class B	374,035
11,548	Omnicom Group, Inc.	425,428
2,380	Scripps Networks Interactive, Class A Shares	88,465
25,590	Thomson Corporation	691,954
3,950	Viacom Inc., Class B	153,023
10,140	Walt Disney Company	305,822
6,940	WPP Group PLC	319,587
	Total Media	14,244,637
	Metals & Mining – 0.1%
1,920	Rangold Resources Limited	185,702
	Multiline Retail – 1.0%
2,070	Big Lots, Inc.	72,098
8,100	Dollar General Corporation	305,856
5,230	Family Dollar Stores, Inc.	265,998
4,120	J.C. Penney Company, Inc.	110,334
12,160	Kohl’s Corporation	597,056
10,920	Macy’s, Inc.	287,414
2,860	Nordstrom, Inc.	130,645
2,120	Saks Inc.	18,550
12,100	Target Corporation	593,384
	Total Multiline Retail	2,381,335
	Office Electronics – 0.1%
30,090	Xerox Corporation	209,727
1,900	Zebra Technologies Corporation, Class A	58,786
	Total Office Electronics	268,513
	Personal Products – 0.0%
1,880	Herbalife, Limited	100,768
	Pharmaceuticals – 2.1%
11,310	Abbott Laboratories	578,393
4,340	Allergan, Inc.	357,529
3,660	Bristol-Myers Squibb Company	114,851
16,320	Eli Lilly and Company	603,350
9,082	Endo Pharmaceuticals Holdings Inc.	254,205
12,550	Forest Laboratories, Inc.	386,415
980	Hospira Inc.	36,260
9,840	Johnson & Johnson	626,906
13,730	Merck & Company Inc.	449,108
3,590	Optimer Pharmaceuticals, Inc.	49,686
3,702	Perrigo Company	359,501
24,460	Pfizer Inc.	432,453
6,100	Shire Pharmaceuticals Group	572,973
6,040	ViroPharma, Inc.	109,143
1,770	Watson Pharmaceuticals Inc.	120,803
	Total Pharmaceuticals	5,051,576
	Professional Services – 0.5%
1,640	Dun and Bradstreet Inc.	100,466
6,410	Equifax Inc.	197,043
2,840	IHS Inc.	212,460
820	Manpower Inc.	27,568
20,920	Nielsen Holdings BV	545,594
2,230	Robert Half International Inc.	47,321
1,410	Towers Watson & Company, Class A Shares	84,290
3,960	Verisk Analytics Inc, Class A Shares	137,689
	Total Professional Services	1,352,431

	Real Estate Investment Trust – 0.0%
350	Public Storage, Inc.	38,973

	Real Estate Management & Development – 0.0%
13,900	China Real Estate Information Corporation, ADR	68,388
710	St Joe Company	10,643
	Total Real Estate Management & Development	79,031
	Road & Rail – 0.4%
4,047	CSX Corporation	75,557
20,080	Heartland Express, Inc.	272,285
4,440	J.B. Hunt Transports Serives Inc.	160,373
9,188	Landstar System	363,477
8,953	Werner Enterprises, Inc.	186,491
	Total Road & Rail	1,058,183
	Semiconductors & Equipment – 9.2%
15,730	Advanced Micro Devices, Inc.	79,908
9,216	Aixtron AG, Aachen SH	133,816
9,224	Amkor Technology Inc.	40,217
21,560	Analog Devices, Inc.	673,750
10,200	ARM Holdings PLC	260,100
2,480	ASM International NV	61,330
13,927	ASM Lithography Holding NV	481,039
4,380	Atmel Corporation	35,347
18,410	Avago Technologies Limtied	603,296
2,260	Cabot Microelectronics Corporation	77,721
5,373	Cree, Inc.	139,591
1,780	Cymer, Inc.	66,180
2,510	Cypress Semiconductor Corporation	37,575
9,060	First Solar Inc.	572,683
5,090	Hittite Microwave Corporation	247,883
7,090	Integrated Device Technology, Inc.	36,514
642,445	Intel Corporation, (2)	13,703,349
5,830	International Rectifier Corporation	108,555
11,715	Intersil Holding Corporation, Class A	120,547
18,270	LSI Logic Corporation	94,639
2,220	Mellanox Technologies, Limited	69,308
4,670	MEMC Electronic Materials	24,471
123,460	Micron Technology, Inc.	622,238
8,230	Microsemi Corporation	131,515
4,040	Novellus Systems, Inc.	110,130
73,740	NVIDIA Corporation	921,750
7,380	NXP Semiconductors NV	104,206
28,310	ON Semiconductor Corporation	202,983
8,570	PMC-Sierra, Inc.	51,249
6,023	Power Integrations Inc.	184,364
11,190	Rambus Inc.	156,660
6,010	Semtech Corporation	126,811
10,300	Silicon Laboratories Inc.	345,153
45,430	Siliconware Precision Industries Company Limited	217,155
8,667	Skyworks Solutions Inc.	155,486
4,230	Spansion Inc., Class A	51,691
2,640	Spreadtrum Communications, Inc.	47,388
7,773	Tessera Technologies Inc.	92,810
42,627	Texas Instruments Incorporated	1,136,010
2,230	TriQuint Semiconductor, Inc.	11,195
3,770	Varian Semiconductor Equipment Associate	230,536
	Total Semiconductors & Equipment	22,567,149
	Software – 18.6%
1,630	ACI Worldwide, Inc.	44,890
3,290	Advent Software Inc.	68,597
7,490	Ansys Inc.	367,310
3,620	Ariba Inc.	100,310
1,350	Asiainfo Holdings, Inc.	9,963
2,890	Blackbaud, Inc.	64,360
3,360	Blackboard, Inc.	150,058
18,340	Cadence Design Systems, Inc.	169,462
950	CommVault Systems, Inc.	35,207
17,090	Compuware Corporation	130,909
3,750	Concur Technologies, Inc.	139,575
1,620	FactSet Research Systems Inc.	144,131
4,400	Informatica Corporation	180,180
1,490	JDA Software Group	34,926
10,200	Micros Systems, Inc.	447,882
985,255	Microsoft Corporation, (2)	24,522,994
1,608	Microstrategy Inc.	183,425
1,350	NetSuite Inc.	36,464
8,890	Nuance Communications, Inc.	181,000
572,754	Oracle Corporation, (2)	16,460,947
12,590	Parametric Technology Corporation	193,634
1,050	Pegasystems, Inc.	32,141
1,790	Perfect World Company Limited	19,976
6,610	Progress Software Corporation	116,006
1,890	QLIK Technologies Inc.	40,937
5,270	Quest Software Inc.	83,688
5,560	Red Hat, Inc.	234,966
1,510	Rovi Corporation	64,900
520	Salesforce.com, Inc.	59,426
6,230	Shanda Interactive Entertainment Ltd.	184,034
2,490	Solarwinds, Inc.	54,830
3,250	Solera Holdings Inc.	164,125
2,680	SS&C Technologies Holdings Inc.	38,297
2,170	SuccessFactors, Inc.	49,888
26,170	Synopsys Inc.	637,501
5,580	Tibco Software Inc.	124,936
870	VMware Inc.	69,931
	Total Software	45,641,806
	Specialty Retail – 2.0%
3,280	Aaron Rents Inc.	82,820
4,540	Advance Auto Parts, Inc.	263,774
9,634	Ascena Retail Group Inc.	260,792
1,110	AutoNation Inc.	36,386
1,220	AutoZone, Inc.	389,412
6,910	Best Buy Co., Inc.	161,003
4,650	CarMax, Inc.	110,903
2,370	Chico’s FAS, Inc.	27,089
3,390	Dick’s Sporting Goods Inc.	113,429
4,030	GameStop Corporation	93,093
8,700	Gap, Inc.	141,288
11,750	Home Depot, Inc.	386,223
1,430	Limited Brands, Inc.	55,069
16,170	Lowe’s Companies, Inc.	312,728
11,020	PetSmart Inc.	470,003
9,394	Rent-A-Center Inc.	257,865
5,450	Sally Beauty Holdings Inc.	90,470
5,670	Signet Jewelers Limited	191,646
5,212	Tiffany & Co.	316,994
7,300	TJX Companies, Inc.	404,931
8,169	Tractor Supply Company	510,971
2,540	Ulta Salon, Cosmetics & Fragrance, Inc.	158,064
2,420	Williams-Sonoma Inc.	74,512
	Total Specialty Retail	4,909,465
	Textiles Apparel & Luxury Goods – 0.2%
2,410	Coach, Inc.	124,910
54	Deckers Outdoor Corporation	5,036
1,290	Nike, Inc., Class B	110,308
2,533	Phillips-Van Heusen Corporation	147,522
410	Polo Ralph Lauren Corporation	53,177
	Total Textiles Apparel & Luxury Goods	440,953
	Trading Cos & Distributors – 0.1%
4,710	MSC Industrial Direct Inc., Class A	265,927
	Wireless Telecommunication Services – 1.3%
20,750	American Tower Corporation	1,116,350
10,080	Clearwire Corporation	23,486
13,210	Crown Castle International Corporation	537,251
15,620	Partner Communications Company Limited	147,609
10,140	SBA Communications Corporation	349,627
19,150	Sprint Nextel Corporation	58,216
18,010	Telephone and Data Systems Inc.	382,713
13,210	United States Cellular Corporation	523,777
	Total Wireless Telecommunication Services	3,139,029
	Total Common Stocks (cost $226,294,012) – 102.7%	252,348,727
	Other Assets Less Liabilities – (2.7)% (3)	(6,744,075)
	Net Assets – 100%	$ 245,604,652

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts	Type		Amount (4)	Date	Price	Value
(150)	NASDAQ 100 INDEX		$ (33,750,000)	10/22/11	$ 2,250.0	$ (498,000)
(150)	NASDAQ 100 INDEX		(34,125,000)	10/22/11	2,275.0	(389,250)
(100)	NASDAQ 100 INDEX		(23,750,000)	11/19/11	2,375.0	(259,000)
(400)	Total Call Options Written (premiums received $1,614,691)		$ (91,625,000)			$ (1,146,250)
	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

		Level 1	Level 2	Level 3		Total
	Investments:
	Common Stocks	$252,348,727	$ –	$ –		$252,348,727
	Derivatives:
	Call Options Written	(1,146,250)	–	–		(1,146,250)
	Total	$251,202,477	$ –	$ –		$251,202,477
	During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	–	$–	Call options written, at value	$1,146,250
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $226,401,563.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation				$ 50,650,250
Depreciation				(24,703,086)

Net unrealized appreciation (depreciation) of investments				$ 25,947,164

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)				All percentages shown in the Portfolio of Investments are based on net assets.
(2)				Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.
(3)				Other Assets Less Liabilities include Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
(4)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR				American Depositary Receipt

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011